FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES
9.	FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value for those assets and liabilities that are recorded on the balance sheet as fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2.	Inputs, other than the quoted prices in active markets that are observable either directly or indirectly; and
Level 3.	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments and other financial assets.

-	The carrying value of cash and cash equivalents is a reasonable estimate of fair value.
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The estimated fair value for the long-term debt is considered to be equal to the carrying values since it reflects both a recently revised margin and a variable interest rates which approximate market rates.

-	The basis for the estimated fair value of the firm commitment and the value related to the forward contracts has been put forth above.

The carrying value and estimated fair value of the Company’s financial instruments at December 31, 2017 and 2016 are as follows:

All figures in USD ‘000	Fair Value Hierarchy Level	2017 Fair Value	2017 Carrying Value	2016 Fair Value	2016 Carrying Value
Cash and Cash Equivalents	1	31,506	31,506	2,953	2,953
Credit Facility	2	(137,000)	(137,000)	(137,000)	(137,000)

Contracts with the same counterparty are presented net as these contracts are allowed to be net settled.

The estimated fair value for the long-term debt, excluding issuance cost recognized as described in Note 1, is considered to be approximately equal to the carrying value since it reflects both a recently revised margin and a variable interest rate.